Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Upright Assets Allocation Plus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%	17.56%		7.33%
Upright Growth & Income Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	40.58%	25.44%		12.78%
Upright Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	33.16%	19.33%			4.62%
Dow Jones Moderate U S Portfolio [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%	8.66%		8.01%
Bloomberg Barclays [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	(0.61%)	1.77%
Dow Jones Total [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%	15.66%		13.95%
Bloomberg [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	(0.61%)		1.77%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.46%			15.29%